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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                ------------------

Check here if Amendment [ ];  Amendment Number:
                                                ------------------
  This Amendment (Check only one.):  [ ]  is a restatement.
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Leuthold Weeden Capital Management, LLC
Address:   100 North Sixth Street
           Suite 412A
           Minneapolis, MN  55403

Form 13F File Number:  028-10174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Cragg
Title:     Managing Director
Phone:     (612) 332-9141

Signature, Place, and Date of Signing:

/s/ David Cragg                   Minneapolis, MN                     11/12/02
-------------------------------------------------------------------------------
David Cragg                                                             Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                             0
                                                 ------------------------

Form 13F Information Table Entry Total:                       84
                                                 ------------------------

Form 13F Information Table Value Total:                  $95,920
                                                 ------------------------
                                                       (thousands)


List of Other Included Managers:    NONE

Page 1 of 4

                                                     FORM 13F INFORMATION TABLE

                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

      Column 1:        Column 2:   Column 3:   Column 4:      Column 5:             Column 6:         Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                         Title                  Market
                          of        CUSIP       Value        Shares or                                Other
    Name of Issuer       Class      Number    (x $1,000)  Principal Amount    Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call   Sole  Defined   Other               Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Airborne Inc            COMMON    009269101     1,144    100,917   SH         SOLE                              100,917
------------------------------------------------------------------------------------------------------------------------------------
ADC Telecom             COMMON    000886101        29     25,000   SH         SOLE                               25,000
------------------------------------------------------------------------------------------------------------------------------------
Advanced Micro
 Devices                COMMON    007903107     1,150    215,423   SH         SOLE                              215,423
------------------------------------------------------------------------------------------------------------------------------------
Apache Corp.            COMMON    037411105     1,671     28,100   SH         SOLE                               28,100
------------------------------------------------------------------------------------------------------------------------------------
Asia Pacific Fund       COMMON    044901106       683     81,987   SH         SOLE                               81,987
------------------------------------------------------------------------------------------------------------------------------------
Morgan Asia-Pacific     COMMON    61744U106       860    119,447   SH         SOLE                              119,447
------------------------------------------------------------------------------------------------------------------------------------
Applebee's Intl Inc     COMMON    037899101     1,085     49,509   SH         SOLE                               49,509
------------------------------------------------------------------------------------------------------------------------------------
On Assignment Inc       COMMON    682159108       251     30,350   SH         SOLE                               30,350
------------------------------------------------------------------------------------------------------------------------------------
BHP Billiton LTD -
 ADR                    COMMON    088606108     1,563    160,356   SH         SOLE                              160,356
------------------------------------------------------------------------------------------------------------------------------------
Bob Evans Farms         COMMON    096761101     1,025     43,263   SH         SOLE                               43,263
------------------------------------------------------------------------------------------------------------------------------------
BorgWarner Inc          COMMON    099724106     1,452     29,242   SH         SOLE                               29,242
------------------------------------------------------------------------------------------------------------------------------------
Brazil Fund             COMMON    105759104       404     46,250   SH         SOLE                               46,250
------------------------------------------------------------------------------------------------------------------------------------
Canon Inc-Sp Adr        COMMON    138006309     3,522    110,513   SH         SOLE                              110,513
------------------------------------------------------------------------------------------------------------------------------------
CBRL Group Inc          COMMON    12489v106       909     39,827   SH         SOLE                               39,827
------------------------------------------------------------------------------------------------------------------------------------
CDI Corp                COMMON    125071100       730     27,930   SH         SOLE                               27,930
------------------------------------------------------------------------------------------------------------------------------------
China Fund              COMMON    169373107     1,571    133,480   SH         SOLE                              133,480
------------------------------------------------------------------------------------------------------------------------------------
C.H. Robinson
 Worldwide              COMMON    12541w100       994     36,804   SH         SOLE                               36,804
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems           COMMON    17275R102     1,119    106,752   SH         SOLE                              106,752
------------------------------------------------------------------------------------------------------------------------------------
Darden Restaurants
 Inc                    COMMON    237194105     1,118     46,134   SH         SOLE                               46,134
------------------------------------------------------------------------------------------------------------------------------------
Brinker International
 Inc                    COMMON    109641100       964     37,210   SH         SOLE                               37,210
------------------------------------------------------------------------------------------------------------------------------------
Echelon Corp            COMMON    27874N105       608     69,874   SH         SOLE                               69,874
------------------------------------------------------------------------------------------------------------------------------------
ENSCO International
 Inc                    COMMON    26874Q100     1,361     54,334   SH         SOLE                               54,334
------------------------------------------------------------------------------------------------------------------------------------
I Shares MSCI
 Malaysia               COMMON    464286830       301     59,710   SH         SOLE                               59,710
------------------------------------------------------------------------------------------------------------------------------------
I Shares MSCI
 Singapore              COMMON    464286673       495    111,598   SH         SOLE                              111,598
------------------------------------------------------------------------------------------------------------------------------------

Page 2 of 4

                                                     FORM 13F INFORMATION TABLE

                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

      Column 1:        Column 2:   Column 3:   Column 4:      Column 5:             Column 6:         Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                         Title                  Market
                          of        CUSIP       Value        Shares or                                Other
    Name of Issuer       Class      Number    (x $1,000)  Principal Amount    Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call   Sole  Defined   Other               Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Expeditors Intl Wash
 Inc                    COMMON    302130109     2,265     81,059   SH         SOLE                               81,059
------------------------------------------------------------------------------------------------------------------------------------
Extreme Networks        COMMON    30226D106       601    142,809   SH         SOLE                              142,809
------------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoran
 Copper B               COMMON    35671d857     1,353    100,556   SH         SOLE                              100,556
------------------------------------------------------------------------------------------------------------------------------------
Foundry Networks        COMMON    35063R100     1,019    186,019   SH         SOLE                              186,019
------------------------------------------------------------------------------------------------------------------------------------
Fedex Corporation       COMMON    31428X106     2,318     46,286   SH         SOLE                               46,286
------------------------------------------------------------------------------------------------------------------------------------
First Phillipine
 Fund                   COMMON    336100102       138     54,080   SH         SOLE                               54,080
------------------------------------------------------------------------------------------------------------------------------------
Forward Air
 Corporation            COMMON    349853101       349     19,264   SH         SOLE                               19,264
------------------------------------------------------------------------------------------------------------------------------------
Greater China Fund      COMMON    39167B102     1,173    147,514   SH         SOLE                              147,514
------------------------------------------------------------------------------------------------------------------------------------
Global Imaging
 Systems Inc            COMMON    37934a100     1,517     80,324   SH         SOLE                               80,324
------------------------------------------------------------------------------------------------------------------------------------
Group 1 Automotive
 Inc                    COMMON    398905109     1,796     80,357   SH         SOLE                               80,357
------------------------------------------------------------------------------------------------------------------------------------
Garmin Ltd              COMMON    g37260109       671     36,191   SH         SOLE                               36,191
------------------------------------------------------------------------------------------------------------------------------------
Asia Tigers             COMMON    04516T105       629     96,735   SH         SOLE                               96,735
------------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp      COMMON    g3930e101     1,584     70,866   SH         SOLE                               70,866
------------------------------------------------------------------------------------------------------------------------------------
Harman International    COMMON    413086109     1,644     31,763   SH         SOLE                               31,763
------------------------------------------------------------------------------------------------------------------------------------
Hibernia                COMMON    428656102     2,739    137,042   SH         SOLE                              137,042
------------------------------------------------------------------------------------------------------------------------------------
Heidrick & Struggles
 Intl                   COMMON    422819102     1,158     76,220   SH         SOLE                               76,220
------------------------------------------------------------------------------------------------------------------------------------
India Fund Inc          COMMON    454089103       579     62,830   SH         SOLE                               62,830
------------------------------------------------------------------------------------------------------------------------------------
Ikon Office Solutions   COMMON    451713101     2,126    269,734   SH         SOLE                              269,734
------------------------------------------------------------------------------------------------------------------------------------
Johnson Controls Inc    COMMON    478366107     1,023     13,311   SH         SOLE                               13,311
------------------------------------------------------------------------------------------------------------------------------------
Jardine Fleming
 India Fund             COMMON    471112102       375     59,109   SH         SOLE                               59,109
------------------------------------------------------------------------------------------------------------------------------------
Kelly Services Inc
 -Cl A                  COMMON    488152208       653     30,135   SH         SOLE                               30,135
------------------------------------------------------------------------------------------------------------------------------------
Korea Fund              COMMON    500634100     1,374    101,858   SH         SOLE                              101,858
------------------------------------------------------------------------------------------------------------------------------------
Lear Corp.              COMMON    521865105       550     13,207   SH         SOLE                               13,207
------------------------------------------------------------------------------------------------------------------------------------
Linens N Things Inc     COMMON    535679104     1,169     63,617   SH         SOLE                               63,617
------------------------------------------------------------------------------------------------------------------------------------
Labor Ready Inc         COMMON    505401208       491     77,636   SH         SOLE                               77,636
------------------------------------------------------------------------------------------------------------------------------------

Page 3 of 4

                                                     FORM 13F INFORMATION TABLE

                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

      Column 1:        Column 2:   Column 3:   Column 4:      Column 5:             Column 6:         Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                         Title                  Market
                          of        CUSIP       Value        Shares or                                Other
    Name of Issuer       Class      Number    (x $1,000)  Principal Amount    Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call   Sole  Defined   Other               Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Manpower                COMMON    56418H100     2,198     74,910   SH         SOLE                               74,910
------------------------------------------------------------------------------------------------------------------------------------
St Mary Land            COMMON    792228108     1,831     76,600   SH         SOLE                               76,600
------------------------------------------------------------------------------------------------------------------------------------
Matsushita Elec
 Ind-Spon ADR           COMMON    576879209     1,506    145,181   SH         SOLE                              145,181
------------------------------------------------------------------------------------------------------------------------------------
McData Corp Cl A        COMMON    580031201       733    135,069   SH         SOLE                              135,069
------------------------------------------------------------------------------------------------------------------------------------
Michaels Stores Inc     COMMON    594087108     1,995     43,658   SH         SOLE                               43,658
------------------------------------------------------------------------------------------------------------------------------------
Inco Ltd.               COMMON    453258402     1,311     81,620   SH         SOLE                               81,620
------------------------------------------------------------------------------------------------------------------------------------
Nabors Industries LTD   COMMON    g6359f103     1,812     55,339   SH         SOLE                               55,339
------------------------------------------------------------------------------------------------------------------------------------
Ocean Energy            COMMON    67481e106     1,911     95,800   SH         SOLE                               95,800
------------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge            COMMON    717265102     1,077     42,010   SH         SOLE                               42,010
------------------------------------------------------------------------------------------------------------------------------------
Precision Drilling
 Corp                   COMMON    74022d100     1,527     50,738   SH         SOLE                               50,738
------------------------------------------------------------------------------------------------------------------------------------
P.F. Changs China
 Bistro Inc             COMMON    69333y108       755     26,011   SH         SOLE                               26,011
------------------------------------------------------------------------------------------------------------------------------------
Philips Electronics-
 NV Shr                 COMMON    500472303       608     41,844   SH         SOLE                               41,844
------------------------------------------------------------------------------------------------------------------------------------
Pier One Imports        COMMON    720279108     1,738     91,143   SH         SOLE                               91,143
------------------------------------------------------------------------------------------------------------------------------------
Patina Oil & Gas Corp   COMMON    703224105     1,855     65,100   SH         SOLE                               65,100
------------------------------------------------------------------------------------------------------------------------------------
Pogo Producing          COMMON    730448107     1,505     44,200   SH         SOLE                               44,200
------------------------------------------------------------------------------------------------------------------------------------
Patterson -UTI
 Energy Inc             COMMON    703481101     1,443     56,553   SH         SOLE                               56,553
------------------------------------------------------------------------------------------------------------------------------------
Nasdaq - 100 Trust
 Ser 1                  COMMON    631100104       251     12,100   SH         SOLE                               12,100
------------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center Inc       COMMON    76009n100     1,252     24,100   SH         SOLE                               24,100
------------------------------------------------------------------------------------------------------------------------------------
RTI International
 Metals Inc.            COMMON    74973w107       621     59,148   SH         SOLE                               59,148
------------------------------------------------------------------------------------------------------------------------------------
Scudder New Asia        COMMON    811183102       278     36,830   SH         SOLE                               36,830
------------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp          COMMON    855244109     1,453     70,381   SH         SOLE                               70,381
------------------------------------------------------------------------------------------------------------------------------------
Spherion Corporation    COMMON    848420105       444     62,927   SH         SOLE                               62,927
------------------------------------------------------------------------------------------------------------------------------------
Sony Corp-Sponsored
 ADR                    COMMON    835699307     1,200     29,195   SH         SOLE                               29,195
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 Depository
 Receipt                COMMON    78462F103       254      3,100   SH         SOLE                                3,100
------------------------------------------------------------------------------------------------------------------------------------
Superior Industries
 Intl                   COMMON    868168105       612     13,008   SH         SOLE                               13,008
------------------------------------------------------------------------------------------------------------------------------------

Page 4 of 4

                                                     FORM 13F INFORMATION TABLE

                                 Name of Reporting Manager: Leuthold Weeden Capital Management, LLC

      Column 1:        Column 2:   Column 3:   Column 4:      Column 5:             Column 6:         Column 7:       Column 8:
------------------------------------------------------------------------------------------------------------------------------------
                         Title                  Market
                          of        CUSIP       Value        Shares or                                Other
    Name of Issuer       Class      Number    (x $1,000)  Principal Amount    Investment Discretion   Managers    Voting Authority
------------------------------------------------------------------------------------------------------------------------------------
                                                                   SH/ Put/        Shared-  Shared-
                                                                   PRN Call   Sole  Defined   Other               Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
Templeton China World   COMMON    88018x102       456     51,977   SH         SOLE                               51,977
------------------------------------------------------------------------------------------------------------------------------------
Talisman Energy Inc     COMMON    87425e103     1,748     43,600   SH         SOLE                               43,600
------------------------------------------------------------------------------------------------------------------------------------
Taiwan Fund Inc         COMMON    874036106       408     51,179   SH         SOLE                               51,179
------------------------------------------------------------------------------------------------------------------------------------
Universal Electronics
 Inc                    COMMON    913483103       648     72,383   SH         SOLE                               72,383
------------------------------------------------------------------------------------------------------------------------------------
Unit Corp               COMMON    909218109     1,435     74,916   SH         SOLE                               74,916
------------------------------------------------------------------------------------------------------------------------------------
United Parcel
 Service -B             COMMON    911312106     1,081     17,282   SH         SOLE                               17,282
------------------------------------------------------------------------------------------------------------------------------------
United Rentals Inc      COMMON    911363109       607     71,876   SH         SOLE                               71,876
------------------------------------------------------------------------------------------------------------------------------------
Xerox Corp.             COMMON    984121103     2,077    419,669   SH         SOLE                              419,669
------------------------------------------------------------------------------------------------------------------------------------
XTO Energy Inc          COMMON    98385x106     1,824     88,500   SH         SOLE                               88,500
------------------------------------------------------------------------------------------------------------------------------------
Zebra Technologies
 Corp-Cl A              COMMON    989207105     1,163     22,077   SH         SOLE                               22,077
------------------------------------------------------------------------------------------------------------------------------------
                              TOTAL                                          95,920
------------------------------------------------------------------------------------------------------------------------------------